Discretionary decisions and sources of estimation uncertainties - Trade accounts receivable and allowance for doubtful accounts (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Trade accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable, less allowance for doubtful accounts of 482,461 in 2016 and 427,841 in 2015	€ 3,580,280,000	€ 3,337,706,000
Allowance for doubtful accounts	€ 130,649,963.81	€ 118,015,000